Share-Based Compensation - Weighted Average Assumptions Used to Estimate Fair Value of Dean Foods Stock Options Grants Issued (Detail) (Dean Foods' Investment [Member], Stock Options [Member])	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dean Foods' Investment [Member] | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Black Scholes Method Used [Line Items]
Expected volatility	[1]	44.00%	44.00%	41.00%	34.00%
Expected dividend yield	[1]	0.00%	0.00%	0.00%	0.00%
Expected option term	[1]	5 years	5 years	5 years	5 years
Risk-free rate of return minimum	[1]	0.88%	0.62%	1.32%	1.26%
Risk-free rate of return maximum	[1]	0.89%	0.89%	2.30%	2.59%

[1]	Dean Foods does not plan to grant any Dean Foods stock options to WhiteWave non-employee directors, executive officers, and employees during 2013.